Other non-financial assets (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 4,890	$ 4,050	$ 4,597
Bail deposit	1,300	1,273	1,293
Prepaid expenses	980	1,069	927
VAT and other tax receivables	374	384	493
Properties and other non-current assets held for sale	242	202	199
Other	390	657	346
Total other non-financial assets	$ 8,177	$ 7,634	$ 7,856